Other Financial Assets - Summary of Long-Term and Short-Term Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Long / short-term financial instruments [Line Items]
Current financial assets	₩ 18,093,912	₩ 19,436,019
Non-current financial assets	8,103,399	5,739,801
Other financial assets
Long / short-term financial instruments [Line Items]
Current financial assets	1,147,929	578,578
Non-current financial assets	812,211	833,737
Other financial assets | Time deposits
Long / short-term financial instruments [Line Items]
Current financial assets	823,806	363,286
Non-current financial assets	135,995	145,336
Other financial assets | CD
Long / short-term financial instruments [Line Items]
Current financial assets	40,000	0
Non-current financial assets	0	0
Other financial assets | Others
Long / short-term financial instruments [Line Items]
Current financial assets	284,123	215,292
Non-current financial assets	₩ 676,216	₩ 688,401